Segmental analysis - Commentary on UK regulated financial performance (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ 3,493	£ 3,208	[1]	£ 3,225	[2]
Operating segments | UK Gas Transmission
Disclosure of operating segments [line items]
Operating profit from continuing operations	487	507		486
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,041	1,361		1,173
Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	3,457	3,773	[1]	3,214	[2]
Before exceptional items and remeasurements | Operating segments | UK Gas Transmission
Disclosure of operating segments [line items]
Operating profit from continuing operations	487	511		486
Before exceptional items and remeasurements | Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ 1,041	£ 1,372		£ 1,173

[1]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[2]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).